Income Taxes	12 Months Ended
Oct. 31, 2025
Income Taxes [Abstract]
Income Taxes
NOTE 23: INCOME TAXES
The provision for (recovery of) income

taxes is comprised of the following:
Provision for (Recovery of) Income Taxes
(millions of Canadian dollars) For the years ended October 31

2025 2024
Provision for (recovery of) income taxes

– Consolidated Statement of Income

Current income taxes
Provision for (recovery of) income taxes

for the current period
$ 4,281 $ 3,956
Adjustments in respect of prior years and

other
(107) (204)
Total current income taxes 4,174 3,752
Deferred income taxes
Provision for (recovery of) deferred income

taxes related to the origination

and reversal of temporary differences (778) (1,254)
Effect of changes in tax rates (45) (13)
Adjustments in respect of prior years and

other
59 206
Total deferred income taxes (764) (1,061)
Total provision for (recovery of) income taxes – Consolidated Statement of Income
3,410 2,691
Provision for (recovery of) income taxes

– Statement of Other Comprehensive Income
Current income taxes 628 767
Deferred income taxes 323 183
Total provision for (recovery of) income taxes – Statement of Other

Comprehensive Income
951 950
Income taxes – other items including

business combinations and other adjustments
Current income taxes (134) (38)
Deferred income taxes (7) (12)
(141) (50)
Total provision for (recovery of) income taxes 4,220 3,591
Current income taxes
Federal 2,078 1,712
Provincial 1,454 1,221
Foreign 1,136 1,548
4,668 4,481
Deferred income taxes

Federal (162) 92
Provincial (132) 54
Foreign (154) (1,036)
(448) (890)
Total provision for (recovery of) income taxes $ 4,220 $ 3,591
The Bank’s statutory and effective tax rate is outlined

in the following table.
Reconciliation to Statutory Income Tax Rate
(millions of Canadian dollars, except

as noted)
2025 2024
Income taxes at Canadian statutory income

tax rate
$ 6,572 27.8% $ 3,009 27.8%
Increase (decrease) resulting from:
Dividends received (13) (0.1) (28) (0.3)
Rate differentials on international operations 1 (3,037) (12.8) (270) (2.5)
Other – net (112) (0.5) (20) (0.2)
Provision for income taxes and effective

income tax rate
$ 3,410 14.4% $ 2,691 24.8%
1

The 2025 amount includes the Pillar Two Global Minimum Tax

impact to provision for income taxes as discussed in the International Tax

Reform – Pillar Two Global Minimum Tax

section
below.
International Tax Reform – Pillar Two Global Minimum Tax
On December 20, 2021, the OECD published

Pillar Two model rules as part of its efforts toward international tax reform. The Pillar Two model rules provide for the
implementation of a 15% global minimum

tax for large multinational enterprises,

which is to be applied on a jurisdiction-by-jurisdiction

basis. Pillar Two legislation
was enacted in Canada on June 20, 2024

under Bill C-69, which includes the
Global Minimum Tax Act

addressing the Pillar Two model rules. Similar legislation
has passed in other jurisdictions in which

the Bank operates and will result in additional

taxes being paid in these countries. The rules

were effective and
implemented by the Bank on November 1, 2024.

The IASB previously issued amendments

to IAS 12
Income Taxes

for a temporary mandatory exception

from the
recognition and disclosure of deferred

taxes related to the implementation of Pillar

Two model rules, which the Bank has applied. For the year ended
October 31, 2025, the Bank’s effective tax rate increased

by approximately
0.3 % due to Pillar Two taxes.
Other Tax Matters
The Canada Revenue Agency (CRA), Revenu

Québec Agency (RQA) and Alberta Tax and Revenue Administration (ATRA) are denying certain dividend and
interest deductions claimed by the Bank.

During the year ended October 31, 2025,

the CRA and the ATRA reassessed the Bank for a total of $
15

million of
additional income tax and interest in respect

of the 2019 and 2020 taxation years. As at

October 31, 2025, the CRA has reassessed

the Bank for $
1,676

million for
the years 2011 to 2020, the RQA has reassessed the Bank for $ 52 million for the years 2011 to 2018, and the ATRA has reassessed the Bank for $
71

million for
the years 2011 to 2020. In total, the Bank has been reassessed for

$
1,799

million of income tax and interest. The Bank

expects to continue to be reassessed

for
open years. The Bank is of the view that its

tax filing positions were appropriate and

filed a Notice of Appeal with the Tax Court of Canada on March 21, 2023.
Deferred tax assets and liabilities comprise of

the following:
Deferred Tax Assets and Liabilities
(millions of Canadian dollars) As at
October 31 October 31
2025 2024
Deferred tax assets
Allowance for credit losses $ 1,760 $ 1,592
Trading loans 26 31
Employee benefits 1,089 1,036
Losses available for carry forward 44 45
Tax credits 81 89
Land, buildings, equipment, other depreciable

assets, and right-of-use assets
437 366
Securities 478 589
Deferred income 359 353
Intangibles 202 92
Other 923 727
Total deferred tax assets 5,399 4,920
Deferred tax liabilities
Pensions 91 81
Goodwill 223 202
Total deferred tax liabilities 314 283
Net deferred tax assets 5,085 4,637
Reflected on the Consolidated Balance Sheet

as follows:
Deferred tax assets 5,388 4,937
Deferred tax liabilities 1 303 300
Net deferred tax assets $ 5,085 $ 4,637
1

Included in Other liabilities on the Consolidated Balance Sheet.
The amount of temporary differences, unused tax

losses, and unused tax credits for which

no deferred tax asset is recognized on the

Consolidated Balance Sheet
was $ 735

million as at October 31, 2025 (October 31,

2024 – $
658

million), of which $
1

million (October 31, 2024 – $
2

million) is scheduled to expire within

five
years.
Certain taxable temporary differences associated

with the Bank’s investments in subsidiaries, branches

and associates, and interests in joint ventures

did not
result in the recognition of deferred tax liabilities

as at October 31, 2025. The total amount

of these temporary differences was $
84

billion as at October 31, 2025
(October 31, 2024 – $ 72

billion).
The movement in the net deferred tax asset

for the years ended October 31, 2025 and

October 31, 2024, was as follows:
Deferred Income Tax Expense (Recovery)
(millions of Canadian dollars) For the years ended October 31
2025 2024
Consolidated Other Business

Consolidated Other Business

statement of comprehensive combinations

statement of comprehensive combinations

income income and other Total income income and other Total
Deferred income tax expense

(recovery)
Allowance for credit losses $ (168) $ – $ – $ (168) $ (126) $ – $ – $ (126)
Trading loans

5 – – 5 (1) – – (1)
Employee benefits (55) 2 – (53) (154) (15) – (169)
Losses available for carry

forward 1 – – 1 82 – – 82
Tax credits 8 – – 8 (43) – – (43)
Land, buildings, equipment, other depreciable
assets, and right-of-use assets (71) – – (71) 105 – – 105
Securities

(219) 330 – 111

(494) 219 – (275)
Deferred (income) expenses (6) – – (6) (591) – – (591)
Intangibles (110) – – (110) (102) – – (102)
Other deferred tax assets (189) – (7) (196) 291 – (12) 279
Pensions 19 (9) – 10 (56) (21) – (77)
Goodwill 21 – – 21 28 – – 28
Total deferred income tax

expense (recovery)
$ (764) $ 323 $ (7) $ (448) $ (1,061) $ 183 $ (12) $ (890)